FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 5:-      FAIR VALUE OF FINANCIAL INSTRUMENTS

In accordance with ASC No. 820, the Company measures its available-for-sale marketable securities and foreign currency forward and options contracts at fair value. Available-for-sale marketable securities and forward and options contracts are classified within Level 2 because they are valued using other inputs that are directly or indirectly observable in the marketplace for similar investments.

The Company's financial assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2014 and 2013:

	December 31, 2014			December 31, 2013
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Money market funds (included in cash and cash equivalents)	$9,711	$--	$--	$5,225	$--	$--
Governmental bonds	--	5,409	--	--	6,973	--
Corporate bonds	--	44,156	--	--	42,841	--
Foreign currency derivative	--	(757)	--	--	330	--

Total	$9,711	$48,808	$--	$5,225	$50,144	$--